Stockholders' equity (Details Textual 2) - USD ($)					1 Months Ended				2 Months Ended	3 Months Ended			12 Months Ended
	Mar. 31, 2017	Jun. 27, 2016	Apr. 28, 2016	Jan. 01, 2016	Sep. 30, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized	200,000,000									200,000,000		200,000,000	200,000,000	200,000,000
Common stock, shares issued	27,377,490									27,377,490		12,547,684	25,304,270	12,547,684
Common stock, shares outstanding	27,377,490									27,377,490		12,547,684	25,304,270	12,547,684
Preferred stock, shares authorized	10,000,000									10,000,000		10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0									0		0	0	0
Preferred stock, shares outstanding	0									0		0	0	0
Proceeds from issuance of common stock, net of issuance costs										$ 2,122,861	$ 0		$ 4,405,973	$ 17,366,620
Proceeds from issuance of private placement net		$ 9,500,000							$ 9,500,000				$ 9,460,749	$ 0
Convertible preferred stock, beneficial conversion feature recognized as deemed dividend						$ 332,550				$ 33,255,000,000
Share-based compensation arrangement by share-based payment award, options, grants in period, gross										723,600			1,463,650	1,961,637
Share-based compensation, tax benefit from compensation expense										$ 0			$ 0
Share-based compensation arrangements by share-based payment award, options, grants in Period, weighted average exercise price										$ 1.03			$ 1.41	$ 2.68
Share-based compensation arrangement by share-based payment award, options, forfeitures in period										4,863			571,687	193,657
Share-based compensation arrangements by share-based payment award, options, forfeitures in period, weighted average exercise price										$ 1.82			$ 3.99	$ 0.55
Share-based compensation arrangement by share-based payment award, options, outstanding, number												2,160,780	2,977,660	2,160,780	404,272
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross			766,500
Percentage of total outstanding shares of common stock			6.00%
Share based compensation arrangements by share based payment award options grants in period exercise price			$ 1.35
Share based compensation arrangements by share based payment award contractual term			10 years
Chief Executive Officer [Member] | Share Based Compensation Award Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage			25.00%
Chief Executive Officer [Member] | Share Based Compensation Award Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage			6.25%
At The Market Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, value, new issues													$ 4,405,973
Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, value, new issues													$ 9,460,749
Class of warrant or right, number of securities called by each warrant or right							0.75		0.75
Class of warrant or right, number of securities called by warrants or rights		6,790,169					6,790,169		6,790,169
Class of warrant or right, exercise price of warrants or rights		$ 1.14					$ 1.14		$ 1.14
Sale of stock, description of transaction										(i) one share of common stock and a detachable stock purchase warrant to purchase an additional 0.75 shares of common stock, or (ii) one share of non-voting convertible preferred stock and a detachable stock purchase warrant to purchase an additional 0.75 shares of common stock, at a price of $1.14 per unit.			(i) one share of common stock and a detachable stock purchase warrant to purchase an additional 0.75 shares of common stock, or (ii) one share of non-voting convertible preferred stock and a detachable stock purchase warrant to purchase an additional 0.75 shares of common stock, at a price of $1.14 per unit.
Proceeds from issuance of private placement net									$ 9,500,000
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of stock, shares issued										2,309,428
Common Stock [Member] | At The Market Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, value, new issues													$ 36,199
Stock issued during period, shares, new issues													3,619,863
Common Stock [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, value, new issues													$ 67,441
Stock issued during period, shares, new issues		6,744,127							6,744,127				6,744,127
Non Voting Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of stock, shares converted										2,309,428
Non Voting Convertible Preferred Stock [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues		2,309,428							2,309,428
Cowen And Company Limited Liability Company [Member] | At The Market Offering [Member] | Sales Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, value, new issues					$ 11,500,000
Maximum commission percentage on gross proceeds					3.00%
Remaining availability under at the market offering	$ 4,600,000				$ 4,600,000
Proceeds from issuance of common stock, net of issuance costs	6,500,000									$ 2,100,000
Gross proceeds from sale of common stock	$ 6,900,000									$ 2,200,000
Cowen And Company Limited Liability Company [Member] | Common Stock [Member] | At The Market Offering [Member] | Sales Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues	57									21
Maximum [Member] | Cowen And Company Limited Liability Company [Member] | At The Market Offering [Member] | Sales Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate gross proceeds from issuance of common stock					$ 2,500,000,000,000
Two Thousand Fifteen Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized	1,355,000									1,355,000
Share-based compensation arrangement by share-based payment award, description										the number of shares that have been authorized for issuance under the 2015 Plan will be automatically increased on the first day of each fiscal year beginning on January 1, 2016 and ending on (and including) January 1, 2025, in an amount equal to the lesser of (1) 4% of the outstanding shares of common stock on the last day of the immediately preceding fiscal year, or (2) another lesser amount determined by the Company’s Board of Directors.
Share-based compensation arrangement by share-based payment award, number of shares available for grant	1,145,402									1,145,402
Share-based compensation arrangement by share-based payment award, common stock percentage										4.00%
Share-based compensation arrangement by share-based payment award, number of additional shares authorized				1,012,171
June2016 Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, exercise price of warrants or rights							$ 1.3125		$ 1.3125
Warrant expiration period							5 years
Expiration date of warrants issued										May 18, 2021
May2016 Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, exercise price of warrants or rights								$ 1.3125
Warrant expiration period								5 years
Expiration date of warrants issued										May 18, 2021
Restricted Stock Units R S U [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period												75,000
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period, weighted average grant date fair value												$ 1.70
Share-based compensation arrangement by share-based payment award, equity instruments other than options, non-vested, outstanding	18,750									18,750
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period										0
Share-based compensation arrangement by share-based payment award, equity instruments other than options, forfeited in period										0
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value										$ 0.54
Share-based compensation arrangement by share-based payment award, options, outstanding, number	3,514,071									3,514,071